Penson and Other Postretirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Pension And Other Postretirement Benefit Expense [Tables] [Abstract]
Projected benefit obligations and assets related to pension and other postretirement benefits
	Pension		Other Postretirement
	Benefits		Benefits
(In millions)	2011	2010	2011	2010
Change in benefit obligation
Benefit obligation, January 1	$4,691	$4,363	$444	$419
Service cost	2	2	2	1
Interest cost	228	240	20	22
Loss from past experience	453	379	16	36
Benefits paid from plan assets	(273)	(258)	(2)	(2)
Benefits paid - other	(34)	(35)	(28)	(32)
Benefit obligation, December 31	5,067	4,691	452	444
Change in plan assets
Fair value of plan assets, January 1	3,163	2,850	23	24
Actual return on plan assets	156	357	1	1
Benefits paid	(273)	(258)	(2)	(2)
Contributions	252	214	-	-
Fair value of plan assets, December 31	3,298	3,163	22	23
Funded Status	$(1,769)	$(1,528)	$(430)	$(421)

Postretirement benefits liability adjustment included in AOCI
	Pension		Other
	Benefits		Postretirement Benefits
(In millions)	2011	2010	2011	2010
Unrecognized net gain (loss)	$(2,331)	$(1,805)	$(30)	$(14)
Unrecognized prior service cost	(5)	(5)	35	51
Postretirement benefits liability adjustment	$(2,336)	$(1,810)	$5	$37

Components of net pension costs
(In millions)	2011	2010	2009
Service cost	$2	$2	$43
Interest cost	228	240	250
Expected long-term return on plan assets	(267)	(253)	(239)
Amortization of:
Net loss from past experience	38	28	34
Prior service cost	-	-	(4)
Curtailment	-	-	(46)
Net pension cost	$1	$17	$38

Components of net other postretirement benefit cost
(In millions)	2011	2010	2009
Service cost	$2	$1	$1
Interest cost	20	22	24
Expected long-term return on plan assets	(1)	(1)	(1)
Amortization of:
Net gain from past experience	-	-	(5)
Prior service cost	(16)	(18)	(18)
Net other postretirement benefit cost	$5	$4	$1

Results of a 1% increase or decrease in healthcare benefits estimate range
(In millions)	Increase	Decrease
Effect on total service and interest cost	$1	$(1)
Effect on postretirement benefit obligation	$13	$(11)

Fair value of plan assets
December 31, 2011
(In millions)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Plan assets at fair value:
Fixed maturities:
Federal government and agency	$-	$5	$-	$5
Corporate	-	332	7	339
Mortgage and other asset-backed	-	8	2	10
Fund investments and pooled separate accounts (1)	-	546	3	549
Total fixed maturities	-	891	12	903
Equity securities:
Domestic	1,153	1	14	1,168
International, including funds and pooled separate accounts (1)	141	137	-	278
Total equity securities	1,294	138	14	1,446
Real estate and mortgage loans, including pooled separate accounts (1)	-	-	303	303
Securities partnerships	-	-	314	314
Hedge funds	-	-	148	148
Guaranteed deposit account contract	-	-	39	39
Cash equivalents	-	145	-	145
Total plan assets at fair value	$1,294	$1,174	$830	$3,298

(1) A pooled separate account has several participating benefit plans and each owns a share of the total pool of investments.

December 31, 2010
(In millions)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Plan assets at fair value:
Fixed maturities:
Federal government and agency	$-	$8	$-	$8
Corporate	-	158	24	182
Mortgage and other asset-backed	-	4	-	4
Fund investments and pooled separate accounts (1)	-	372	2	374
Total fixed maturities	-	542	26	568
Equity securities:
Domestic	1,445	-	20	1,465
International, including funds and pooled separate accounts (1)	208	218	-	426
Total equity securities	1,653	218	20	1,891
Real estate and mortgage loans, including pooled separate accounts (1)	-	-	240	240
Securities partnerships	-	-	347	347
Guaranteed deposit account contract	-	-	24	24
Cash equivalents	-	93	-	93
Total plan assets at fair value	$1,653	$853	$657	$3,163

(1) A pooled separate account has several participating benefit plans and each owns a share of the total pool of investments.

Changes in Level 3 plan assets
(In millions)	Fixed Maturities & Equity Securities	Real Estate & Mortgage Loans	Securities Partnerships	Hedge Funds	Guaranteed Deposit Account Contract	Total

Balance at January 1, 2011	$46	$240	$347	$-	$24	$657
Actual return on plan assets:
Assets still held at the reporting date	1	44	66	(2)	3	112
Assets sold during the period	18	-	-	-	-	18
Total actual return on plan assets	19	44	66	(2)	3	130
Purchases, sales, settlements, net	(33)	21	(99)	150	12	51
Transfers into/out of Level 3	(6)	(2)	-	-	-	(8)
Balance at December 31, 2011	$26	$303	$314	$148	$39	$830

(In millions)	Fixed Maturities & Equity Securities	Real Estate & Mortgage Loans	Securities Partnerships	Guaranteed Deposit Account Contract	Total

Balance at January 1, 2010	$167	$160	$257	$29	$613
Actual return on plan assets:
Assets still held at the reporting date	(15)	16	53	2	56
Assets sold during the period	14	-	-	-	14
Total actual return on plan assets	(1)	16	53	2	70
Purchases, sales, settlements, net	(119)	64	37	(7)	(25)
Transfers into/out of Level 3	(1)	-	-	-	(1)
Balance at December 31, 2010	$46	$240	$347	$24	$657

Assumptions for pension and other postretirement benefits
	2011	2010
Discount rate:
Pension benefit obligation	4.00%	5.00%
Other postretirement benefit obligation	3.75%	4.75%
Pension benefit cost	5.00%	5.50%
Other postretirement benefit cost	4.75%	5.25%
Expected long-term return on plan assets:
Pension benefit cost	8.00%	8.00%
Other postretirement benefit cost	5.00%	5.00%
Expected rate of compensation increase:
Other postretirement benefit obligation	3.00%	3.00%
Other postretirement benefit cost	3.00%	3.00%

Benefit Payments Expected Over Next Ten Years Table [Text Block]

		Other Postretirement
		Benefits
	Pension		Net of Medicare
(In millions)	Benefits	Gross	Part D Subsidy
2012	$516	$43	$39
2013	$338	$41	$39
2014	$340	$40	$38
2015	$327	$39	$38
2016	$323	$38	$37
2017-2021	$1,577	$169	$162